Reporting entity - Additional information (Detail) € in Thousands, $ in Thousands					12 Months Ended
	Apr. 27, 2023 EUR (€)	Aug. 26, 2015 EUR (€)	Apr. 30, 2009 EUR (€)	Apr. 27, 1998 USD ($)	Dec. 31, 2025 item Vote
Reporting entity
Percentage of treasury shares levy paid to ICTA					90.00%
Percentage of gross revenue paid as treasury share					15.00%
Percentage of treasury share levy paid for universal service fund					10.00%
Percentage of net revenue paid as annual contribution to ICTA's expenses					0.35%
Percentage of net revenue paid as frequency fee					5.00%
Number of votes that each share entitles in respect of all other matters					1
Number of residual board members who can be appointed					4
Meeting quorum requirement					5
Decision quorum, minimum members required to be present and provide affirmative vote					5
Number of board members who can exercise unlimited authority to represent and bind the company					2
Number of non-executive members					9
Number of independent members					3
Turkcell 2G license
Reporting entity
Effective period of license	6 years			25 years
Extension fee for GSM license | €	€ 120,000
Consideration paid for acquiring license | $				$ 500,000
Percentage of gross revenue paid as treasury share				15.00%
Turkcell 3G license
Reporting entity
Effective period of license			20 years
Consideration paid for acquiring license | €			€ 358,000
Turkcell 4.5G license
Reporting entity
Effective period of license		13 years
Consideration paid for acquiring license | €		€ 1,623,460
Group A Shares
Reporting entity
Percentage of total issued shares re-classified as a separate class of Group A Shares					15.00%
Number of votes that each share entitles in respect of the appointment of board members and chairman of the presiding committee | Vote					6
Number of board member for which the voting privilege applies					5
Number of candidates who can be nominated by the shareholder					4
Number of board members who can be appointed by the shareholder					5
Group A Shares | Minimum
Reporting entity
Number of board members who can exercise unlimited authority to represent and bind the company					1
TVF BTIH
Reporting entity
Percentage of capital shares and voting rights in entity					26.20%
IMTIS Holdings S.a r l.
Reporting entity
Percentage of capital shares and voting rights in entity					19.80%
Public Share
Reporting entity
Percentage of capital shares and voting rights in entity					53.95%